Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 3,432	¥ 2,645
Contribution to subsidiary	44,847	0
Transaction with noncontrolling interests	515	582
Adjustment of redeemable noncontrolling interests to redemption value	0	0
Comprehensive income (losses)
Net Income	73	156
Other comprehensive income (losses)
Net change of unrealized gains (losses) on investment in securities	(6)	(12)
Net change of foreign currency translation adjustments	402	(157)
Total other comprehensive income (losses)	396	(169)
Comprehensive income (losses)	469	(13)
Dividends	(1,077)	(708)
Ending Balance	¥ 48,186	¥ 2,506